Risk Management - Summary of the Positions of the Derivative Financial Instruments Held by the Company (Detail) € in Thousands, bbl in Thousands, £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) bbl	Jun. 30, 2018 GBP (£) bbl	Jun. 30, 2018 EUR (€) bbl	Dec. 31, 2017 USD ($) bbl	Dec. 31, 2017 GBP (£) bbl
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)	$ 40.0			$ 7.0
Put/Crude oil and oil products Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	128,000	128,000	128,000
Fair value Asset Position (Liability)	$ 4.0
Maturity	2018
Futures contracts [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(6,227)	(6,227)	(6,227)	(15,561)	(15,561)
Fair value Asset Position (Liability)	$ (35.0)			$ (98.0)
Futures contracts [Member] | Long position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	45,212	45,212	45,212	43,862	43,862
Maturity	2018
Futures contracts [Member] | Short position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(51,439)	(51,439)	(51,439)	(59,423)	(59,423)
Maturity	2018
Forward contracts [Member] | Long position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 62.0			$ 55.0
Fair value Asset Position (Liability)	$ 1.0			0.3
Maturity	2018
Forward contracts [Member] | Short position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 89.0			78.0
Fair value Asset Position (Liability)	$ (4.0)			(0.3)
Maturity	2018
Forward contracts [Member] | Long Position Or Foreign Currency Forwards EUR/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | €			€ 2,700
Fair value Asset Position (Liability)	$ (2.0)
Maturity	2019
Swap [Member] | Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		£ 700			£ 700
Fair value Asset Position (Liability)	$ 97.0			92.0
Maturity	2026
Swap [Member] | Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		£ 600			£ 600
Fair value Asset Position (Liability)	$ (21.0)			$ 13.0
Maturity	2034